LONG TERM LOAN (Tables)	12 Months Ended
Dec. 31, 2016
LONG TERM LOAN
Schedule of future installment repayment to long term loan agreements
	December 31, 2016
	RMB’000	US$’000

2017	3,840	553

Total	3,840	553